Capital Management	12 Months Ended
Dec. 31, 2025
Disclosure of objectives, policies and processes for managing capital [abstract]
Capital Management
34.
Capital management

The Company defines capital as shareholders’ equity and debt. Except as otherwise disclosed in these consolidated financial statements, there are no restrictions on the Company’s capital. The Company’s objectives with respect to the management of capital are to:

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Maintain financial flexibility in order to preserve the ability to meet financial obligations;
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Deploy capital to provide an appropriate investment return to shareholders; and
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Maintain a capital structure that allows various financing alternatives.